Receivables	12 Months Ended
Dec. 31, 2011
Receivables
Receivables

NOTE 6—Receivables

        Receivables are summarized as follows (in thousands):

	December 31,
	2011	2010
Trade receivables	$233,568	$130,904
Other receivables	86,493	14,856
Less: Allowance for losses	(6,718)	(2,522)

Receivables, net	$313,343	$143,238